Share-Based Compensation - Options (Details) - 2014 Plan - Share options - ¥ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Options
Outstanding at beginning of year (in shares)	7,399,661
Forfeited (in shares)	(27,700)
Outstanding at end of year (in shares)	7,371,961	7,399,661
Exercisable at end of year (in shares)	7,371,961
Weighted Average Exercise Price
Outstanding at beginning of year (in dollars per share)	¥ 4.03
Forfeited	3.40
Outstanding, as of December 31, 2023	4.14	¥ 4.03
Exercisable as of December 31, 2023	¥ 4.14
Remaining Contractual Term
Remaining contractual term	7 months 13 days	1 year 7 months 13 days
Exercisable at end of year (in years)	7 months 13 days